Financial Risk Management - Additional Information (Detail) - 12 months ended Dec. 31, 2022 ₩ in Millions, $ in Millions	KRW (₩)	USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivatives with cash flow hedging accounting	₩ 0
Reclassification from reserve to profit (revenue)	₩ 212,956
Significant interest rate benchmarks subject to interest rate benchmark reform [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of Borrowing interest rate basis subject to termination and discontinuation	The publication of LIBOR, except overnight, 1-month, 3-month, 6-month, and 12-month USD LIBORs, was terminated as of December 31, 2021 and the five LIBORs, as mentioned above, will be discontinued by June 30, 2023.
Interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	₩ 470,000
Currency interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	₩ 2,192,429	$ 1,730